SUPPLEMENT TO THE RETAIL SHARES PROSPECTUS
                                       OF
                        EVERGREEN GROWTH AND INCOME FUNDS


I.       Evergreen Growth and Income Fund

         Effective January 1, 2001, Evergreen Growth and Income Funds Retail Shares prospectus is revised and supplemented as follows:

         The tables under the section entitled "EXPENSES" for the Evergreen Growth and Income Fund have been restated to reflect a change in the advisory fees. Management Fees, Other Expenses, Total Fund Operating Expenses and Example of Fund Expenses will now be as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                        Total
                Management                  Other       Fund
                   Fees      12b-1 Fees    Expenses   Operating
                                                      Expenses
Class A           0.75%         0.25%       0.41%       1.41%
Class B           0.75%         1.00%       0.41%       2.16%
Class C           0.75%         1.00%       0.40%       2.15%
Class Y           0.75%         0.00%       0.41%       1.16%
+ Restated for the fiscal year ended 7/31/2000 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             -------------------------------       -------------------
After:       Class A  Class B   Class C   Class Y  Class B   Class C

 1 year      $  612   $  719    $  418    $  118   $  219    $  218
 3 years     $  900   $  976    $  673    $  368   $  676    $  673
 5 years     $1,209   $1,359    $1,154    $  638   $1,159    $1,154
10 years     $2,086   $2,213    $2,483    $1,409   $2,213    $2,483


II.      Evergreen Equity Income Fund

         Effective January 1, 2001, Evergreen Growth and Income Funds Retail Shares prospectus is revised and supplemented as follows:

         The tables under the section entitled "EXPENSES" for the Evergreen Equity Income Fund have been restated to reflect a change in the advisory fees. Management Fees, Other Expenses, Total Fund Operating Expenses and Example of Fund Expenses will now be as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+


                                                        Total
                Management                  Other       Fund
                   Fees      12b-1 Fees    Expenses   Operating
                                                      Expenses
Class A           0.75%         0.25%       0.41%       1.41%
Class B           0.75%         1.00%       0.41%       2.16%
Class C           0.75%         1.00%       0.40%       2.15%
Class Y           0.75%         0.00%       0.41%       1.16%
+ Restated for the fiscal year ended 7/31/2000 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             -------------------------------       -------------------
After:       Class A  Class B   Class C   Class Y  Class B   Class C

 1 year      $  612   $  719    $  418    $  118   $  219    $  218
 3 years     $  900   $  976    $  673    $  368   $  676    $  673
 5 years     $1,209   $1,359    $1,154    $  638   $1,159    $1,154
10 years     $2,086   $2,213    $2,483    $1,409   $2,213    $2,483


III.     Evergreen Small Cap Value Fund

         Effective January 1, 2001, Evergreen Growth and Income Funds Retail Shares prospectus is revised and supplemented as follows:

         The tables under the section entitled "EXPENSES" for the Evergreen Small Cap Value Fund have been restated to reflect a change in the advisory fees. Management Fees, Other Expenses, Total Fund Operating Expenses and Example of Fund Expenses will now be as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+


                                                        Total
                Management                  Other       Fund
                   Fees      12b-1 Fees    Expenses   Operating
                                                      Expenses++
Class A           0.90%         0.25%       0.43%       1.58%
Class B           0.90%         1.00%       0.43%       2.33%
Class C           0.90%         1.00%       0.43%       2.33%
Class Y           0.90%         0.00%       0.43%       1.33%
+ Restated for the fiscal year ended 7/31/2000 to reflect current fees.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses would have been 1.55% for Class A, 2.30% for Class B, 2.30% for Class C and 1.30% for Class Y.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             -------------------------------       -------------------
After:       Class A  Class B   Class C   Class Y  Class B   Class C

 1 year      $  628   $  736    $  436    $  135   $  236    $  236
 3 years     $  950   $1,027    $  727    $  421   $  727    $  727
 5 years     $1,295   $1,445    $1,245    $  729   $1,245    $1,245
10 years     $2,264   $2,391    $2,666    $1,601   $2,391    $2,666


January 1, 2001                                                  556801  1/01